Provisions and contingencies - Current and non-current provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions - due within one year	$ 74	$ 108
Provisions - due after one year	82	95
Total provisions	$ 156	203	$ 281
Term of expected provision utilisation	5 years
Restructuring and rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 22	59
Total provisions	22	59	91
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	25	28
Provisions - due after one year	72	85
Total provisions	97	113	149
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	27	21
Provisions - due after one year	10	10
Total provisions	$ 37	$ 31	$ 41